Basis of Preparation and Significant Accounting Policies (Details) - Schedule of consolidated statement of income - PEN (S/) S/ / shares in Units, S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reported [Member]
Basis of Preparation and Significant Accounting Policies (Details) - Schedule of consolidated statement of income [Line Items]
Revenues from construction activities	S/ 2,272,561	S/ 1,815,671
Revenues from services provided	1,094,439	936,485
Revenue from real estate and sale of goods	579,482	394,249
Revenues total	3,946,482	3,146,405
Cost of construction activities	(2,178,648)	(1,716,309)
Cost of services provided	(918,212)	(811,505)
Cost of real estate and sale of goods	(454,484)	(308,339)
Cost total	(3,551,344)	(2,836,153)
Gross profit (loss)	395,138	310,252
Administrative expenses	(179,613)	(134,013)
Other income and expenses	(4,477)	(181,182)
Operating profit (Loss)	211,048	(4,943)
Financial expenses	(262,574)	(146,355)
Financial income	5,773	39,316
Share of the profit or loss of associates and joint ventures accounted for using the equity method	(861)	770
Loss before income tax	(46,614)	(111,212)
Income tax expense	(43,700)	(62,208)
Loss from continuing operations	(90,314)	(173,420)
Loss from discontinued operations	(26,774)	(16,924)
Loss for the year	(117,088)	(190,344)
(Loss) profit attributable to:
Controlling interest in the Company	(153,210)	(217,871)
Non-controlling interest	36,122	27,527
(Loss) profit attributable total	S/ (117,088)	S/ (190,344)
Loss per share attributable to controlling interest in the Company during the year (in Nuevos Soles per share)	S/ (0.176)	S/ (0.25)
Total comprehensive income for the year Comprehensive income attributable to:
Controlling interest in the Company	S/ (159,592)	S/ (209,599)
Non-controlling interest	36,089	27,641
Total comprehensive income for the year Comprehensive income attributable	(123,503)	(181,958)
Adjustment [Member]
Basis of Preparation and Significant Accounting Policies (Details) - Schedule of consolidated statement of income [Line Items]
Revenues from construction activities	194,916	39,148
Revenues from services provided
Revenue from real estate and sale of goods
Revenues total	194,916	39,148
Cost of construction activities	(194,834)	(76,410)
Cost of services provided	17,895	4,392
Cost of real estate and sale of goods
Cost total	(176,939)	(72,018)
Gross profit (loss)	17,977	(32,870)
Administrative expenses
Other income and expenses
Operating profit (Loss)	17,977	(32,870)
Financial expenses
Financial income
Share of the profit or loss of associates and joint ventures accounted for using the equity method
Loss before income tax	17,977	(32,870)
Income tax expense	(2,705)	8,036
Loss from continuing operations	15,272	(24,834)
Loss from discontinued operations
Loss for the year	15,272	(24,834)
(Loss) profit attributable to:
Controlling interest in the Company	11,440	(23,526)
Non-controlling interest	3,832	(1,308)
(Loss) profit attributable total	S/ 15,272	S/ (24,834)
Loss per share attributable to controlling interest in the Company during the year (in Nuevos Soles per share)	S/ 0.013	S/ (0.027)
Total comprehensive income for the year Comprehensive income attributable to:
Controlling interest in the Company	S/ 12,167	S/ (30,205)
Non-controlling interest	4,083	(1,362)
Total comprehensive income for the year Comprehensive income attributable	16,250	(31,567)
Restated [Member]
Basis of Preparation and Significant Accounting Policies (Details) - Schedule of consolidated statement of income [Line Items]
Revenues from construction activities	2,467,477	1,854,819
Revenues from services provided	1,094,439	936,485
Revenue from real estate and sale of goods	579,482	394,249
Revenues total	4,141,398	3,185,553
Cost of construction activities	(2,373,482)	(1,792,719)
Cost of services provided	(900,317)	(807,113)
Cost of real estate and sale of goods	(454,484)	(308,339)
Cost total	(3,728,283)	(2,908,171)
Gross profit (loss)	413,115	277,382
Administrative expenses	(179,613)	(134,013)
Other income and expenses	(4,477)	(181,182)
Operating profit (Loss)	229,025	(37,813)
Financial expenses	(262,574)	(146,355)
Financial income	5,773	39,316
Share of the profit or loss of associates and joint ventures accounted for using the equity method	(861)	770
Loss before income tax	(28,637)	(144,082)
Income tax expense	(46,405)	(54,172)
Loss from continuing operations	(75,042)	(198,254)
Loss from discontinued operations	(26,774)	(16,924)
Loss for the year	(101,816)	(215,178)
(Loss) profit attributable to:
Controlling interest in the Company	(141,770)	(241,397)
Non-controlling interest	39,954	26,219
(Loss) profit attributable total	S/ (101,816)	S/ (215,178)
Loss per share attributable to controlling interest in the Company during the year (in Nuevos Soles per share)	S/ (0.163)	S/ (0.277)
Total comprehensive income for the year Comprehensive income attributable to:
Controlling interest in the Company	S/ (147,425)	S/ (239,804)
Non-controlling interest	40,172	26,279
Total comprehensive income for the year Comprehensive income attributable	S/ (107,253)	S/ (213,525)